united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Power Income VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares		Value
	MUTUAL FUNDS - 89.2%
	DEBT FUNDS - 89.2%
104,701	BlackRock Funds II - Floating Rate Income Portfolio - Institutional Class	$ 1,068,994
215,290	BlackRock High Yield Portfolio - Institutional Class	1,690,023
169,018	Columbia High Yield Bond Fund - Institutional Class	505,364
42,039	Deutsche High Income Fund - Institutional Class	202,208
20,110	Hartford High Yield Fund - Institutional Class	151,833
47,503	Invesco High Yield Fund - Class Y	201,413
74,124	JPMorgan High Yield Fund - Institutional Class	555,930
39,337	Lord Abbett High Yield Fund - Institutional Class	305,254
52,077	MainStay High Yield Corporate Bond Fund - Institutional Class	302,050
10,316	Metropolitan West High Yield Bond Fund - Institutional Class	100,681
56,782	Neuberger Berman High Income Bond Fund - Institutional Class	500,247
23,980	Northeast Investors Trust - Retail Class	111,905
167,515	PIMCO High Yield Fund - Institutional Class	1,517,681
62,002	RidgeWorth Seix Floating Rate High Income Fund - Institutional Class	540,655
15,530	RidgeWorth Seix High Income Fund - Institutional Class	101,410
23,879	RidgeWorth Seix High Yield Fund - Institutional Class	201,781
	TOTAL MUTUAL FUNDS (Cost - $7,919,024)	8,057,429

	EXCHANGE TRADED FUNDS - 10.4%
	DEBT FUNDS - 10.4%
4,061	iShares iBoxx $ High Yield Corporate Bond ETF	360,455
1,084	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	110,069
9,651	SPDR Bloomberg Barclays High Yield Bond ETF	360,175
3,940	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	110,202
	TOTAL EXCHANGE TRADED FUNDS (Cost - $936,397)	940,901

	SHORT-TERM INVESTMENTS - 0.7%
	MONEY MARKET FUNDS - 0.7%
1,607	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.90% *	1,607
1,615	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.91% *	1,615
55,798	Goldman Sachs Financial Square Funds - Government Fund - FST Shares, 0.91% *	55,798
1,750	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 0.63% *	1,750
	TOTAL SHORT-TERM INVESTMENTS (Cost - $60,770)	60,770

	TOTAL INVESTMENTS - 100.3% (Cost - $8,916,191) (a)	$ 9,059,100
	LIABILITIES LESS OTHER ASSETS - (0.3) %	(25,525)
	NET ASSETS - 100.0%	$ 9,033,575

	ETF - Exchange Traded Fund
	SPDR - Standard & Poor's Depositary Receipt
*	Money market fund; interest rate reflects effective yield on September 30, 2017
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,916,191
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 142,959
	Unrealized depreciation	(50)
	Net unrealized appreciation	$ 142,909

Power Dividend Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares		Value
	COMMON STOCK - 98.7%
	AGRICULTURE - 3.9%
5,797	Altria Group, Inc.	$ 367,646
3,082	Philip Morris International, Inc.	342,133
		709,779
	AUTO MANUFACTURERS - 4.3%
31,762	Ford Motor Co.	380,191
9,750	General Motors Co.	393,705
		773,896
	BEVERAGES - 1.9%
7,794	Coca-Cola Co.	350,808

	CHEMICALS - 8.6%
11,261	CF Industries Holdings, Inc.	395,937
5,564	Dow Chemical Co.	385,196
3,939	LyondellBasell Industries	390,158
18,608	Mosaic Co.	401,747
		1,573,038
	COMPUTERS - 6.2%
18,874	HP, Inc.	376,725
2,532	International Business Machines Corp.	367,343
11,280	Seagate Technology PLC	374,158
		1,118,226
	COSMETICS/PERSONAL CARE - 1.9%
3,886	Procter & Gamble Co.	353,548

	DIVERSIFIED FINANCIAL SERVICES - 6.6%
11,386	Invesco Ltd.	398,965
26,708	Navient Corp.	401,154
4,393	T. Rowe Price Group, Inc.	398,225
		1,198,344
	ELECTRIC - 9.5%
4,110	Duke Energy Corp.	344,911
4,521	Entergy Corp.	345,224
11,203	FirstEnergy Corp.	345,388
9,124	PPL Corp.	346,256
7,188	Southern Co.	353,218
		1,734,997
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
5,974	Emerson Electric Co.	375,406

	ELECTRONICS - 2.0%
6,904	Garmin Ltd.	372,609

	FOREST PRODUCTS & PAPER - 2.1%
6,587	International Paper Co.	374,273

	HOUSEHOLD PRODUCTS/WARES - 2.0%
3,053	Kimberly-Clark Corp.	359,277

	INSURANCE - 2.0%
6,045	Arthur J Gallagher & Co.	372,070

	MACHINERY - CONSTRUCTION & MINING - 2.1%
3,063	Caterpillar, Inc.	381,987

	MISCELLANEOUS MANUFACTURING - 4.1%
5,001	Eaton Corp. PLC	384,027
15,148	General Electric Co.	366,279
		750,306
	OFFICE/BUSINESS EQUIPMENT - 2.1%
11,435	Xerox Corp.	380,671

Power Dividend Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017
Shares		Value
	COMMON STOCK - 98.7% (Continued)
	OIL & GAS - 6.4%
3,257	Chevron Corp.	$ 382,697
5,990	Occidental Petroleum Corp.	384,618
5,188	Valero Energy Corp.	399,113
		1,166,428
	PHARMACEUTICALS - 10.1%
4,227	AbbVie, Inc.	375,611
4,351	Eli Lilly & Co.	372,185
2,754	Johnson & Johnson	358,048
5,615	Merck & Co., Inc.	359,528
10,582	Pfizer, Inc.	377,777
		1,843,149
	PIPELINES - 4.0%
6,418	ONEOK, Inc.	355,621
12,152	Williams Cos., Inc.	364,681
		720,302
	RETAIL - 2.0%
16,924	Macy's, Inc.	369,282

	SAVINGS & LOANS - 2.2%
22,205	People's United Financial, Inc.	402,799

	TELECOMMUNICATIONS - 8.5%
10,137	AT&T, Inc.	397,066
19,458	CenturyLink, Inc.	367,756
11,462	Cisco Systems, Inc.	385,467
7,826	Verizon Communications, Inc.	387,309
		1,537,598
	TOYS/GAMES/HOBBIES - 2.0%
23,616	Mattel, Inc.	365,576

	TRANSPORTATION - 2.1%
3,136	United Parcel Services, Inc.	376,602

	TOTAL COMMON STOCK (Cost - $17,944,565)	17,960,971

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUNDS - 1.0%
177,732	Federated Institutional Prime Obligations Fund - Institutional Class, 1.19% *	177,785
	TOTAL SHORT-TERM INVESTMENTS (Cost - $177,781)	177,785

	TOTAL INVESTMENTS - 99.7% (Cost - $18,122,346) (a)	$ 18,138,756
	OTHER ASSETS LESS LIABILITIES - 0.3%	46,731
	NET ASSETS - 100.0%	$ 18,185,487

	PLC - Public Limited Company
*	Money market fund; interest rate reflects effective yield on September 30, 2017.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,313,879
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 771,494
	Unrealized depreciation	(946,617)
	Net unrealized depreciation	$ (175,123)

Power Momentum Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares		Value
	COMMON STOCK - 78.0%
	AEROSPACE/DEFENSE - 6.1%
6,466	Boeing Co.	$ 1,643,722
5,148	Lockheed Martin Corp.	1,597,373
8,573	Raytheon Co.	1,599,550
		4,840,645
	BIOTECHNOLOGY - 5.7%
11,226	Alexion Pharmaceuticals, Inc. *	1,574,896
4,801	Biogen, Inc. *	1,503,289
18,702	Gilead Sciences, Inc.	1,515,236
		4,593,421
	CHEMICALS - 4.1%
17,925	FMC Corp.	1,600,882
17,036	LyondellBasell Industries	1,687,416
		3,288,298
	COMMERCIAL SERVICES - 3.9%
25,517	PayPal Holdings, Inc. *	1,633,854
22,651	Total System Services, Inc.	1,483,640
		3,117,494
	DIVERSIFIED FINANCIAL SERVICES - 10.5%
18,672	American Express Co.	1,689,069
14,874	CBOE Holdings, Inc.	1,600,889
39,410	E*TRADE Financial Corp. *	1,718,670
21,058	Nasdaq, Inc.	1,633,469
19,054	T. Rowe Price Group, Inc.	1,727,245
		8,369,342
	ELECTRIC - 9.6%
25,746	Ameren Corp.	1,489,149
48,335	First Energy Corp.	1,490,168
10,459	NextEra Energy, Inc.	1,532,766
66,736	NRG Energy, Inc.	1,707,774
23,240	WEC Energy Group, Inc.	1,459,007
		7,678,864
	ELECTRONICS - 2.0%
19,319	Amphenol Corp.	1,635,160

	HEALTHCARE - SERVICES - 1.9%
7,938	UnitedHealth Group, Inc.	1,554,657

	HEALTHCARE - PRODUCTS - 2.0%
16,660	Avery Dennison Corp.	1,638,344

	INTERNET - 2.0%
15,138	VeriSign, Inc. *	1,610,532

	MACHINERY - DIVERSIFIED - 2.0%
24,926	Xylem, Inc.	1,561,115

	MINING - 1.9%
110,528	Freeport-McMoRan, Inc. *	1,551,813

	OIL & GAS - 9.8%
14,353	Andeavor Logistics LP	1,480,512
57,679	Cabot Oil & Gas Corp.	1,542,913
24,367	EQT Corp.	1,589,703
17,462	Phillips 66	1,599,694
21,096	Valero Energy Corp.	1,622,915
		7,835,737

Power Momentum Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Shares		Value
	COMMON STOCK - 78.0% (Continued)
	PACKAGING & CONTAINERS - 2.0%
13,849	Packaging Corp of America	$ 1,588,203

	PHARMACEUTICALS - 2.0%
18,181	AbbVie, Inc.	1,615,564

	SOFTWARE - 2.0%
17,012	Fidelity National Information Services, Inc.	1,588,751

	TELECOMMUNICATIONS - 8.3%
44,250	AT&T, Inc.	1,733,272
84,624	CenturyLink, Inc.	1,599,394
29,709	Level 3 Communications, Inc.	1,583,193
33,989	Verizon Communications, Inc.	1,682,116
		6,597,975
	TRANSPORTATION - 2.2%
15,484	JB Hunt Transport Services, Inc.	1,719,963

	TOTAL COMMON STOCK (Cost - $60,929,949)	62,385,878

	EXCHANGED TRADED FUND - 19.8%
	DEBT FUND - 19.8%
187,591	iShares 1-3 Year Treasury Bond ETF	15,842,060
	TOTAL EXCHANGE TRADED FUND (Cost - $15,870,041)

	SHORT-TERM INVESTMENTS - 2.1%
	MONEY MARKET FUND - 2.1%
1,660,315	Federated Institutional Prime Obligations Fund - Institutional Class, 1.19% **	1,660,813
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,660,813)

	TOTAL INVESTMENTS - 99.9% (Cost - $78,460,803) (a)	$ 79,888,751
	OTHER ASSETS LESS LIABILITIES - 0.1%	56,175
	NET ASSETS - 100.0%	$ 79,944,926

	ETF - Exchange Traded Fund
	LP - Limited Partnership
*	Non-income producing security
**	Money market fund; interest rate reflects effective yield on September 30, 2017
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $78,694,152
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 2,496,275
	Unrealized depreciation	(1,301,676)
	Net unrealized appreciation	$ 1,194,599

Power VIT Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Power VIT Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017
Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2017 in valuing the fund's investments carried at fair value:

Power Income VIT Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 940,901	$ -	$ -	$ 940,901
Mutual Funds	8,057,429	-	-	8,057,429
Money Market Funds	60,770	-	-	60,770
Total	$ 9,059,100	$ -	$ -	$ 9,059,100

Power Dividend Index VIT Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 17,960,971	$ -	$ -	$ 17,960,971
Money Market Funds	-	177,785	-	177,785
Total	$ 17,960,971	$ 177,785	$ -	$ 18,138,756

Power Momentum Index VIT Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 62,385,878	$ -	$ -	$ 62,385,878
Exchange Traded Funds	15,842,060	-	-	15,842,060
Money Market Funds	-	1,660,813	-	1,660,813
Total	$ 78,227,938	$ 1,660,813	$ -	$ 79,888,751

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Variable Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/28/2017

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 11/28/2017